OPERATING SEGMENTS - Financial information of the total assets and liabilities by operating segment (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Operating segments [Line Items]
Total assets	$ 236,088,113	$ 220,076,482
Total liabilities	(207,282,494)	(193,421,257)
Banking Colombia
Operating segments [Line Items]
Total assets	162,531,140	149,185,338
Total liabilities	(145,013,642)	(132,722,635)
Banking Panama
Operating segments [Line Items]
Total assets	33,196,996	31,116,800
Total liabilities	(29,632,112)	(27,761,479)
Banking El Salvador
Operating segments [Line Items]
Total assets	16,035,662	14,704,427
Total liabilities	(14,154,533)	(12,963,237)
Banking Guatemala
Operating segments [Line Items]
Total assets	14,333,631	13,556,250
Total liabilities	(13,093,982)	(12,209,984)
Trust
Operating segments [Line Items]
Total assets	638,147	580,205
Total liabilities	(99,867)	(86,524)
Investment banking
Operating segments [Line Items]
Total assets	1,763,260	1,779,618
Total liabilities	(43,700)	(40,741)
Brokerage
Operating segments [Line Items]
Total assets	304,211	301,851
Total liabilities	(56,583)	(57,765)
Off shore
Operating segments [Line Items]
Total assets	18,283,107	17,963,675
Total liabilities	(11,833,818)	(12,640,349)
All other segment
Operating segments [Line Items]
Total assets	9,923,085	9,638,514
Total liabilities	(2,738,052)	(2,336,273)
Total before elimination
Operating segments [Line Items]
Total assets	257,009,239	238,826,678
Total liabilities	(216,666,289)	(200,818,987)
Adjustments for consolidation
Operating segments [Line Items]
Total assets	(20,921,126)	(18,750,196)
Total liabilities	9,383,795	7,397,730
Total after Before Elimination [Member]
Operating segments [Line Items]
Total assets	236,088,113	220,076,482
Total liabilities	$ (207,282,494)	$ (193,421,257)